SUPPLEMENT DATED APRIL 29, 2024
                         TO THE VARIABLE ANNUITY PROSPECTUSES
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                        AMERICAN GENERAL LIFE INSURANCE COMPANY

                             VARIABLE ANNUITY ACCOUNT NINE
                   AllianceBernstein Ovation Advantage Variable Annuity
                      AllianceBernstein Ovation Advisor Variable Annuity
                          AllianceBernstein Plus Variable Annuity
                          AllianceBernstein Ovation Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on April 29, 2024, the SA DFA Ultra Short Bond Portfolio will be renamed the SA JPMorgan Ultra-Short Bond Portfolio and the subadvisor will be changed from Dimensional Fund Advisors LP to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA DFA Ultra Short Bond Portfolio" in the prospectuses will be replaced with "SA JPMorgan Ultra-Short Bond Portfolio."

Should you have any questions, you may contact our Annuity Service Center at
(800) 255-8402.